ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31,
	2022	2023
	US$’000	US$’000
Accounts receivable	4,656	15,769
Bad debts written off	–	(2)
Allowance for expected credit losses	–	(500)
Accounts receivable, net	4,656	15,267

The movements in the allowance for expected credit losses for the years ended December 31, 2022 and 2023 were as follows:

	December 31,
	2022	2023
	US$’000	US$’000
Balance at beginning of the year	–	–
Addition	–	500
Balance at end of the year	–	500

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	December 31,
	2022	2023
	US$’000	US$’000
Within 30 days	4,526	5,933
Between 31 and 60 days	74	3,543
Between 61 and 90 days	52	2,049
More than 90 days	4	3,742
	4,656	15,267